Operating Segments (Details1) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of total assets
Assets	$ 2,986	$ 3,165	$ 3,292
Silicones [Member]
Summary of total assets
Assets		2,775	2,900
Quartz [Member]
Summary of total assets
Assets		355	338
Other [Member]
Summary of total assets
Assets		$ 35	$ 54